Financial instruments by category (Schedule of Total Financial Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Transfers of fair values between level 2 or level 3 during the period for assets or liabilities	$ 0	$ 0
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,209,000	553,000
Other financial assets at amortized cost
Financial assets at amortised cost	222,022,000	190,135,000
Financial assets	223,231,000	190,688,000
Derivative Financial Instrument Assets [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	967,000	126,000
Cash and cash equivalents [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	242,000	427,000
Other financial assets at amortized cost
Financial assets at amortised cost	128,601,000	100,177,000
Trade receivables [member]
Other financial assets at amortized cost
Financial assets at amortised cost	71,794,000	70,531,000
Financial assets	71,794,000	70,531,000
To be recovered from co-venturers [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	8,750,000	4,680,000
Other financial assets [Member]
Other financial assets at amortized cost
Financial assets at amortised cost	$ 12,877,000	$ 14,747,000